SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 108,361	$ 108,361	$ 73,226
Lease Maintenance Reserve	689,750	689,750	689,750
Total Other Assets	$ 798,111	$ 798,111	$ 762,976